Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000023002 | Ginnie Mae_5.0__BNY-21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000023002 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023002 | Ginnie Mae_6.0__BNY-21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023002 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023002 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023002 | Ginnie Mae_5.639_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023002 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023002 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023002 | Ginnie Mae_5.639_Class LF_BNY-38385GD55
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023002 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023002 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(27.70%)
C000023002 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023002 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023002 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000023002 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000023004 | Ginnie Mae_5.0__BNY-21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000023004 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023004 | Ginnie Mae_6.0__BNY-21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023004 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023004 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023004 | Ginnie Mae_5.639_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023004 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023004 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023004 | Ginnie Mae_5.639_Class LF_BNY-38385GD55
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023004 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023004 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(27.70%)
C000023004 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023004 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023004 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000023004 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000023005 | Ginnie Mae_5.0__BNY-21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000023005 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023005 | Ginnie Mae_6.0__BNY-21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023005 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023005 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023005 | Ginnie Mae_5.639_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023005 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023005 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023005 | Ginnie Mae_5.639_Class LF_BNY-38385GD55
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023005 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023005 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(27.70%)
C000023005 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023005 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023005 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000023005 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000122009 | Ginnie Mae_5.0__BNY-21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000122009 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000122009 | Ginnie Mae_6.0__BNY-21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122009 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122009 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122009 | Ginnie Mae_5.639_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122009 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122009 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122009 | Ginnie Mae_5.639_Class LF_BNY-38385GD55
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122009 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122009 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(27.70%)
C000122009 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000122009 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122009 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000122009 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000057275 | Ginnie Mae_5.0__BNY-21H0506B3
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000057275 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000057275 | Ginnie Mae_6.0__BNY-21H0606A4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057275 | Ginnie Mae_2.0__BNY-36179WY85
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057275 | Ginnie Mae_4.5__BNY-21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057275 | Ginnie Mae_5.639_Class FE_BNY-38385BZM5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057275 | Ginnie Mae_2.5__BNY-36179WBY3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057275 | Ginnie Mae_2.0__BNY-36179VZQ6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057275 | Ginnie Mae_5.639_Class LF_BNY-38385GD55
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057275 | Ginnie Mae_3.0__BNY-3617VQGL4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057275 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(27.70%)
C000057275 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057275 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057275 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000057275 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000215435 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000215435 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000215435 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000215435 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000215437 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000215437 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000215437 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000215437 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000215436 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000215436 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000215436 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000215436 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000250818 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000250818 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000250818 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000250818 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000215433 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000215433 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000215433 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000215433 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000023007 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023007 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023007 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023007 | Navient Corp._7.875__BNY-63938CAQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023007 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023007 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023007 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023007 | Frontier Communications Holdings LLC_8.75__BNY-35908MAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023007 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023007 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023007 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023007 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000023009 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023009 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023009 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023009 | Navient Corp._7.875__BNY-63938CAQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023009 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023009 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023009 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023009 | Frontier Communications Holdings LLC_8.75__BNY-35908MAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023009 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023009 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023009 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023009 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000069597 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069597 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069597 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069597 | Navient Corp._7.875__BNY-63938CAQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069597 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069597 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069597 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069597 | Frontier Communications Holdings LLC_8.75__BNY-35908MAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069597 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069597 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069597 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069597 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000139707 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139707 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139707 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139707 | Navient Corp._7.875__BNY-63938CAQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139707 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139707 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139707 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139707 | Frontier Communications Holdings LLC_8.75__BNY-35908MAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139707 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139707 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139707 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000139707 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000172347 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172347 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172347 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172347 | Navient Corp._7.875__BNY-63938CAQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172347 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172347 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172347 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172347 | Frontier Communications Holdings LLC_8.75__BNY-35908MAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172347 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172347 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172347 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000172347 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000103051 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103051 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103051 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103051 | Navient Corp._7.875__BNY-63938CAQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103051 | Bombardier, Inc._6.75__BNY-097751CD1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103051 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103051 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103051 | Frontier Communications Holdings LLC_8.75__BNY-35908MAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103051 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103051 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103051 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000103051 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000023012 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023012 | United States Treasury Bonds_4.875__BNY-912810UN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023012 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023012 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023012 | United States Treasury Notes_3.375__BNY-91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023012 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023012 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023012 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023012 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023012 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023012 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000023012 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000023012 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023012 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023012 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000023012 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000023012 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023012 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000023014 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023014 | United States Treasury Bonds_4.875__BNY-912810UN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023014 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023014 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023014 | United States Treasury Notes_3.375__BNY-91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023014 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023014 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023014 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023014 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023014 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023014 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000023014 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000023014 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023014 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023014 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000023014 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000023014 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023014 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000023015 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023015 | United States Treasury Bonds_4.875__BNY-912810UN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023015 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023015 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023015 | United States Treasury Notes_3.375__BNY-91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023015 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023015 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023015 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023015 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023015 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023015 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000023015 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000023015 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023015 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023015 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000023015 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000023015 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023015 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000023011 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023011 | United States Treasury Bonds_4.875__BNY-912810UN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023011 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023011 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023011 | United States Treasury Notes_3.375__BNY-91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023011 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023011 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023011 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023011 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023011 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023011 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000023011 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000023011 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023011 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023011 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000023011 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000023011 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023011 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000122010 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122010 | United States Treasury Bonds_4.875__BNY-912810UN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122010 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122010 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122010 | United States Treasury Notes_3.375__BNY-91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122010 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122010 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122010 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122010 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122010 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122010 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122010 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000122010 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000122010 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000122010 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000122010 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000122010 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122010 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000057276 | Ginnie Mae_5.5__BNY-21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000057276 | United States Treasury Bonds_4.875__BNY-912810UN6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057276 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057276 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057276 | United States Treasury Notes_3.375__BNY-91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057276 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057276 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057276 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057276 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057276 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057276 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000057276 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000057276 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000057276 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000057276 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000057276 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000057276 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057276 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000121358 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121358 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121358 | Fannie Mae REMIC Trust_5.606_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121358 | Freddie Mac REMIC Trust_5.037_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121358 | Freddie Mac REMIC Trust_5.605_Class FA_BNY-3137HNG93
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121358 | Freddie Mac Strips_5.156_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121358 | Fannie Mae REMIC Trust_5.556_Class FD_BNY-3136BT6B4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121358 | Freddie Mac Strips_5.356_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121358 | BMW Vehicle Lease Trust_5.0_Class A4_BNY-05611UAE3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121358 | Freddie Mac REMIC Trust_4.887_Class PF_BNY-31396HJ83
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121358 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121358 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000121358 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121358 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000121358 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121358 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000121358 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121359 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121359 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121359 | Fannie Mae REMIC Trust_5.606_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121359 | Freddie Mac REMIC Trust_5.037_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121359 | Freddie Mac REMIC Trust_5.605_Class FA_BNY-3137HNG93
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121359 | Freddie Mac Strips_5.156_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121359 | Fannie Mae REMIC Trust_5.556_Class FD_BNY-3136BT6B4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121359 | Freddie Mac Strips_5.356_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121359 | BMW Vehicle Lease Trust_5.0_Class A4_BNY-05611UAE3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121359 | Freddie Mac REMIC Trust_4.887_Class PF_BNY-31396HJ83
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121359 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121359 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000121359 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121359 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000121359 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121359 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000121359 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121360 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121360 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121360 | Fannie Mae REMIC Trust_5.606_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121360 | Freddie Mac REMIC Trust_5.037_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121360 | Freddie Mac REMIC Trust_5.605_Class FA_BNY-3137HNG93
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121360 | Freddie Mac Strips_5.156_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121360 | Fannie Mae REMIC Trust_5.556_Class FD_BNY-3136BT6B4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121360 | Freddie Mac Strips_5.356_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121360 | BMW Vehicle Lease Trust_5.0_Class A4_BNY-05611UAE3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121360 | Freddie Mac REMIC Trust_4.887_Class PF_BNY-31396HJ83
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121360 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121360 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000121360 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121360 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000121360 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121360 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000121360 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121361 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121361 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121361 | Fannie Mae REMIC Trust_5.606_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121361 | Freddie Mac REMIC Trust_5.037_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121361 | Freddie Mac REMIC Trust_5.605_Class FA_BNY-3137HNG93
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121361 | Freddie Mac Strips_5.156_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121361 | Fannie Mae REMIC Trust_5.556_Class FD_BNY-3136BT6B4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121361 | Freddie Mac Strips_5.356_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121361 | BMW Vehicle Lease Trust_5.0_Class A4_BNY-05611UAE3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121361 | Freddie Mac REMIC Trust_4.887_Class PF_BNY-31396HJ83
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121361 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121361 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000121361 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121361 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000121361 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121361 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000121361 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129860 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129860 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129860 | Fannie Mae REMIC Trust_5.606_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129860 | Freddie Mac REMIC Trust_5.037_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129860 | Freddie Mac REMIC Trust_5.605_Class FA_BNY-3137HNG93
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129860 | Freddie Mac Strips_5.156_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129860 | Fannie Mae REMIC Trust_5.556_Class FD_BNY-3136BT6B4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129860 | Freddie Mac Strips_5.356_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000129860 | BMW Vehicle Lease Trust_5.0_Class A4_BNY-05611UAE3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000129860 | Freddie Mac REMIC Trust_4.887_Class PF_BNY-31396HJ83
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129860 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129860 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000129860 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129860 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000129860 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129860 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000129860 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121362 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121362 | United States Treasury Notes_3.625__BNY-91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121362 | Fannie Mae REMIC Trust_5.606_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121362 | Freddie Mac REMIC Trust_5.037_Class FA_BNY-31396NGM2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121362 | Freddie Mac REMIC Trust_5.605_Class FA_BNY-3137HNG93
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121362 | Freddie Mac Strips_5.156_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121362 | Fannie Mae REMIC Trust_5.556_Class FD_BNY-3136BT6B4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121362 | Freddie Mac Strips_5.356_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121362 | BMW Vehicle Lease Trust_5.0_Class A4_BNY-05611UAE3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121362 | Freddie Mac REMIC Trust_4.887_Class PF_BNY-31396HJ83
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121362 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121362 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000121362 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121362 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000121362 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121362 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000121362 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240916 | Albion Financing 1 Sarl / Aggreko Holdings, Inc._7.0__BNY-01330AAA4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240916 | Asurion LLC_9.52788__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240916 | Victra Holdings LLC / Victra Finance Corp._8.75__BNY-92648DAA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240916 | Excelerate Energy L.P._8.0__BNY-30069UAA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240916 | Global Auto Holdings Ltd./AAG FH UK Ltd._11.5__BNY-00033YAA4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240916 | Sunoco L.P. / Sunoco Finance Corp._7.0__BNY-86765KAA7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240916 | NRG Energy, Inc._5.75__BNY-629377CE0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240916 | Quikrete Holdings, Inc._6.4134__BNY-LX258373
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240916 | Provident Funding Associates L.P. / PFG Finance Corp._9.75__BNY-74387UAK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240916 | ContourGlobal Power Holdings SA_6.75__BNY-21220LAB9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240916 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240916 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000240916 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240916 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242678 | Albion Financing 1 Sarl / Aggreko Holdings, Inc._7.0__BNY-01330AAA4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242678 | Asurion LLC_9.52788__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242678 | Victra Holdings LLC / Victra Finance Corp._8.75__BNY-92648DAA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242678 | Excelerate Energy L.P._8.0__BNY-30069UAA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242678 | Global Auto Holdings Ltd./AAG FH UK Ltd._11.5__BNY-00033YAA4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242678 | Sunoco L.P. / Sunoco Finance Corp._7.0__BNY-86765KAA7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242678 | NRG Energy, Inc._5.75__BNY-629377CE0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242678 | Quikrete Holdings, Inc._6.4134__BNY-LX258373
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242678 | Provident Funding Associates L.P. / PFG Finance Corp._9.75__BNY-74387UAK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242678 | ContourGlobal Power Holdings SA_6.75__BNY-21220LAB9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242678 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242678 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000242678 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000242678 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240914 | Albion Financing 1 Sarl / Aggreko Holdings, Inc._7.0__BNY-01330AAA4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240914 | Asurion LLC_9.52788__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240914 | Victra Holdings LLC / Victra Finance Corp._8.75__BNY-92648DAA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240914 | Excelerate Energy L.P._8.0__BNY-30069UAA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240914 | Global Auto Holdings Ltd./AAG FH UK Ltd._11.5__BNY-00033YAA4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240914 | Sunoco L.P. / Sunoco Finance Corp._7.0__BNY-86765KAA7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240914 | NRG Energy, Inc._5.75__BNY-629377CE0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240914 | Quikrete Holdings, Inc._6.4134__BNY-LX258373
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240914 | Provident Funding Associates L.P. / PFG Finance Corp._9.75__BNY-74387UAK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240914 | ContourGlobal Power Holdings SA_6.75__BNY-21220LAB9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240914 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240914 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000240914 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240914 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240915 | Albion Financing 1 Sarl / Aggreko Holdings, Inc._7.0__BNY-01330AAA4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240915 | Asurion LLC_9.52788__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240915 | Victra Holdings LLC / Victra Finance Corp._8.75__BNY-92648DAA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240915 | Excelerate Energy L.P._8.0__BNY-30069UAA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240915 | Global Auto Holdings Ltd./AAG FH UK Ltd._11.5__BNY-00033YAA4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240915 | Sunoco L.P. / Sunoco Finance Corp._7.0__BNY-86765KAA7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240915 | NRG Energy, Inc._5.75__BNY-629377CE0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240915 | Quikrete Holdings, Inc._6.4134__BNY-LX258373
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240915 | Provident Funding Associates L.P. / PFG Finance Corp._9.75__BNY-74387UAK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240915 | ContourGlobal Power Holdings SA_6.75__BNY-21220LAB9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240915 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240915 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000240915 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240915 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000259081 | Albion Financing 1 Sarl / Aggreko Holdings, Inc._7.0__BNY-01330AAA4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259081 | Asurion LLC_9.52788__BNY-LX196395
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259081 | Victra Holdings LLC / Victra Finance Corp._8.75__BNY-92648DAA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000259081 | Excelerate Energy L.P._8.0__BNY-30069UAA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259081 | Global Auto Holdings Ltd./AAG FH UK Ltd._11.5__BNY-00033YAA4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259081 | Sunoco L.P. / Sunoco Finance Corp._7.0__BNY-86765KAA7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259081 | NRG Energy, Inc._5.75__BNY-629377CE0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259081 | Quikrete Holdings, Inc._6.4134__BNY-LX258373
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259081 | Provident Funding Associates L.P. / PFG Finance Corp._9.75__BNY-74387UAK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259081 | ContourGlobal Power Holdings SA_6.75__BNY-21220LAB9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259081 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259081 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000259081 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000259081 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000119020 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119020 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119020 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119020 | Freddie Mac REMIC Trust_5.956_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119020 | Ginnie Mae_6.5__BNY-3618LTUJ6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119020 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119020 | Ginnie Mae_6.5__BNY-3618L02D3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119020 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119020 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119020 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119020 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119020 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000119020 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000119020 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000119020 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119020 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000119020 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119020 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119020 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119020 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000119021 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119021 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119021 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119021 | Freddie Mac REMIC Trust_5.956_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119021 | Ginnie Mae_6.5__BNY-3618LTUJ6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119021 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119021 | Ginnie Mae_6.5__BNY-3618L02D3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119021 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119021 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119021 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119021 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119021 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000119021 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000119021 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000119021 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119021 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000119021 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119021 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119021 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119021 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000119022 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119022 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119022 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119022 | Freddie Mac REMIC Trust_5.956_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119022 | Ginnie Mae_6.5__BNY-3618LTUJ6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119022 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119022 | Ginnie Mae_6.5__BNY-3618L02D3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119022 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119022 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119022 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119022 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119022 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000119022 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000119022 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000119022 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119022 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000119022 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119022 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119022 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119022 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000119023 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119023 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119023 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119023 | Freddie Mac REMIC Trust_5.956_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119023 | Ginnie Mae_6.5__BNY-3618LTUJ6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119023 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119023 | Ginnie Mae_6.5__BNY-3618L02D3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119023 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119023 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119023 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119023 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119023 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000119023 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000119023 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000119023 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119023 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000119023 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119023 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119023 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119023 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159021 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159021 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159021 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159021 | Freddie Mac REMIC Trust_5.956_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159021 | Ginnie Mae_6.5__BNY-3618LTUJ6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159021 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159021 | Ginnie Mae_6.5__BNY-3618L02D3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159021 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159021 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159021 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159021 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159021 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000159021 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000159021 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000159021 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159021 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000159021 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159021 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159021 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159021 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000119024 | United States Treasury Notes_3.875__BNY-91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119024 | United States Treasury Notes_3.5__BNY-91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119024 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119024 | Freddie Mac REMIC Trust_5.956_Class FD_BNY-3137HJSW8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119024 | Ginnie Mae_6.5__BNY-3618LTUJ6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119024 | Ginnie Mae_6.5__BNY-3618NJFW4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119024 | Ginnie Mae_6.5__BNY-3618L02D3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119024 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119024 | Fannie Mae REMIC Trust_4.5_Class IM_BNY-3136BH4F3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119024 | Ginnie Mae_5.0__BNY-21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000119024 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119024 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000119024 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000119024 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000119024 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119024 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000119024 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119024 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119024 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000119024 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000240817 | Warnermedia Holdings, Inc._4.279__BNY-55903VBQ5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240817 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240817 | Medline Borrower L.P._5.25__BNY-62482BAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240817 | Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer_6.5__BNY-01883LAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | Quikrete Holdings, Inc._6.375__BNY-74843PAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | New Gold, Inc._6.875__BNY-644535AJ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240817 | Iron Mountain, Inc._5.25__BNY-46284VAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | CCO Holdings LLC / CCO Holdings Capital Corp._5.0__BNY-1248EPBX0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240817 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240817 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	96.70%